Document and Entity Information	0 Months Ended
Dec. 26, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 26, 2013
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Dec. 26, 2013
Document Effective Date	Dec. 26, 2013
Prospectus Date	Dec. 31, 2013
Kellner Event Fund | Class A
Risk/Return:
Trading Symbol	KEFAX
Kellner Event Fund | Institutional Class
Risk/Return:
Trading Symbol	KEFIX